Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Asset Fund
Entity Central Index Key	0000783898
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002943
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class AAA
Trading Symbol	GABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$146	1.35%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	10,000	10,000	10,000
12/16	11,158	11,196	11,637
12/17	13,407	13,640	14,904
12/18	12,376	13,043	14,382
12/19	15,152	17,150	18,015
12/20	16,854	20,305	19,802
12/21	20,045	26,135	23,921
12/22	17,914	21,402	22,277
12/23	19,757	27,029	25,893
12/24	21,369	33,791	29,774
12/25	24,947	39,833	34,216

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	16.74%	8.16%	9.58%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,582,948,322
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 15,643,703
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,582,948,322 Number of Portfolio Holdings553 Portfolio Turnover Rate5% Management Fees$15,643,703
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABAX/
C000002942
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class C
Trading Symbol	GATCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GATCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GATCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$227	2.10%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	10,000	10,000	10,000	10,000
12/16	11,075	10,975	11,196	11,637
12/17	13,209	13,090	13,640	14,904
12/18	12,102	11,993	13,043	14,382
12/19	14,708	14,575	17,150	18,015
12/20	16,239	16,092	20,305	19,802
12/21	19,168	18,995	26,135	23,921
12/22	17,002	16,849	21,402	22,277
12/23	18,616	18,448	27,029	25,893
12/24	19,984	19,804	33,791	29,774
12/25	23,150	22,941	39,833	34,216

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	15.84%	7.35%	8.76%
The Gabelli Asset Fund - Class C (includes sales charge)	14.84%	7.35%	8.76%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,582,948,322
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 15,643,703
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,582,948,322 Number of Portfolio Holdings553 Portfolio Turnover Rate5% Management Fees$15,643,703
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GATCX/
C000034307
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class I
Trading Symbol	GABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	50,000	50,000	50,000
12/16	55,925	55,980	58,185
12/17	67,378	68,200	74,518
12/18	62,352	65,213	71,909
12/19	76,543	85,749	90,074
12/20	85,346	101,527	99,009
12/21	101,766	130,675	119,603
12/22	91,172	107,010	111,386
12/23	100,809	135,143	129,464
12/24	109,298	168,955	148,868
12/25	127,876	199,165	171,082

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	17.00%	8.42%	9.84%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,582,948,322
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 15,643,703
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,582,948,322 Number of Portfolio Holdings553 Portfolio Turnover Rate5% Management Fees$15,643,703
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABIX/
C000002940
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class A
Trading Symbol	GATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GATAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GATAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$146	1.35%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	10,000	10,000	10,000	10,000
12/16	11,158	10,516	11,196	11,637
12/17	13,410	11,911	13,640	14,904
12/18	12,378	10,363	13,043	14,382
12/19	15,157	11,960	17,150	18,015
12/20	16,860	12,539	20,305	19,802
12/21	20,051	14,055	26,135	23,921
12/22	17,920	11,838	21,402	22,277
12/23	19,769	12,250	27,029	25,893
12/24	21,376	12,485	33,791	29,774
12/25	24,948	13,734	39,833	34,216

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	16.71%	8.15%	9.57%
The Gabelli Asset Fund - Class A (includes sales charge)	10.00%	6.88%	8.93%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,582,948,322
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 15,643,703
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,582,948,322 Number of Portfolio Holdings553 Portfolio Turnover Rate5% Management Fees$15,643,703
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GATAX/